Wages, Salaries and Benefits - Summary of Five Highest Paid Individuals (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonus and allowances	¥ 17,865	¥ 16,474	¥ 14,370
Five Highest Paid Individuals [Member]
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonus and allowances	¥ 9,110	¥ 8,702
Five Highest Paid Individuals [Member] | HK$2,000,001 to HK$2,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	5	5